SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Segment Reporting [Abstract]
Revenue	$ 3,711,693	$ 4,772,866	$ 3,104,324	$ 2,879,645	[1]
Cost of revenue	2,348,518	3,019,959	2,210,508	1,460,778	[1]
Selling and distribution expenses
- Entertainment expenses	28,525	36,680	39,497
- Travelling expenses	81,190	104,402	150,313
- Payroll and welfare expenses	269,435	346,466	347,317
- Marketing expenses			246,478
- Others	9,445	12,146	2,823
General and administrative expenses
- Payroll and welfare expenses	674,331	867,122	301,680
- Professional fees	913,864	1,175,138	563,825
- Depreciation expenses	6,076	7,813	8,933
- Lease expenses	32,861	42,256	40,408
- Office related expenses	56,221	72,295	61,565
- Share-based compensation	42,982	55,270
Allowance for credit loss	13,764	17,699
Other segment expenses, net	19,045	24,490	11,124	(52,375)	[1]
Income tax expense	48,247	62,041	132,679	200,107	[1]
Net loss	$ (832,811)	$ (1,070,911)	$ (1,012,826)	$ (194,795)	[1]

[1]	Comparative amounts of S$326,747 was reclassified from general and administrative expenses to selling and distribution expenses for consistency. Since the amounts were reclassification within operating expenses, the reclassification did not have any effect on the net loss.